UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2010
                                                -----------------------

Check here if Amendment [  ];  Amendment Number:
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cedar Hill Capital Partners, LLC
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Address:       445 Park Avenue, 5th Floor
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               New York, New York 10022
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Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Frank J. Paone
         ------------------------------------------
Title:         Chief Accounting Officer
         ------------------------------------------
Phone:         (212) 201-5805
         ------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Frank J. Paone                     New York, NY            11/15/2010
------------------------------    -------------------------    ---------------
        [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            --------------------------
Form 13F Information Table Entry Total:              14
                                            --------------------------
Form 13F Information Table Value Total:              $40,228
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

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
                                                      FORM 13F INFORMATION TABLE
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           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
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        NAME OF ISSUER           TITLE OF     CUSIP    VALUE    SHARES/PRN SH/PRN  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
                                   CLASS              (x1000)      AMT             CALL DISCRETION MANAGERS
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                                                                                                             SOLE   SHARED   NONE
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
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ALTERRA CAPITAL HOLDINGS LTD        COM      G0229R108   1,992  100,000   SH                 SOLE            100,000
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AMERICREDIT CORP                    COM      03060R101  14,676  600,000   SH      PUT        SOLE            600,000
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AON CORP                            COM      037389103   1,956   50,000   SH                 SOLE             50,000
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ASPEN INSURANCE HOLDINGS LTD        SHS      G05384105   1,514   50,000   SH                 SOLE             50,000
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CATERPILLAR INC                     COM      149123101   4,721   60,000   SH      PUT        SOLE             60,000
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CBOE HOLDINGS INC                   COM      12503M108     606   30,000   SH                 SOLE             30,000
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FREEPORT-MCMORAN COPPER & GO        COM      35671D857   4,270   50,000   SH      PUT        SOLE             50,000
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HOVNANIAN ENTERPRISES INC           CL A     442487203     715  182,034   SH                 SOLE            182,034
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                                    IPATH S&P
BARCLAYS BK PLC                     ST ETN   06740C527     865   50,000   SH                 SOLE             50,000
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                                    RUSSELL
ISHARES TR                          2000     464287655   3,544   52,500   SH      PUT        SOLE             52,500
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NELNET INC                          CL A     64031N108   2,059   90,000   SH                 SOLE             90,000
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NORTHWEST BANCSHARES INC MD         COM      667340103   1,398  125,000   SH                 SOLE            125,000
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WESTERN UNION                       COM      959802109     177   10,000   SH                 SOLE             10,000
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WYNN RESORTS LTD                    COM      983134107   1,735   20,000   SH      PUT        SOLE             20,000
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